Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Advances to Joint Ventures

	2018	2017
Cronos Australia (i)	$990	$-
Cronos GrowCo (ii)	4,080	-
MedMen Canada (ii)	1,871	-
	$6,941	$-

(i)

$940 ($1,000 Australian dollars, "AUD") is governed by an unsecured loan bearing interest at a rate of 12% per annum, calculated and compounded daily, in arrears, on the amounts advanced from the date of each advance. The loan is due on December 1, 2020. If the loan is overdue, the outstanding amount bears interest at an additional 2% per annum. Advances in excess of the loan amount are unsecured, non-interest bearing, and there are no terms of repayment. Refer to Note 10(iv) for details regarding the Company's investment in Cronos Australia.

(ii)

Advances are unsecured, non-interest bearing, and there are no terms of repayment. Refer to Note 10(ii) and (iii) for details regarding the Company's investments in MedMen Canada and Cronos GrowCo, respectively.